Consolidated Statements of Cash Flows (Parenthetical) R$ in Thousands	Dec. 31, 2022 BRL (R$)
Statement Of Cash Flows [Line Items]
Dividends payable	R$ 4,363	[1]
Business combination consideration payable liabilities incurred	43,579
Business combination contingent consideration payable	R$ 48,499

[1]	On December 31, 2020, the partners approved a distribution of dividends for the results of the current month. Based on the balance until the available data, Vinci settled a provision for dividends payable of R$ 27,423. As of December 3, 2021, the amount of R$ 20,590 was paid, with an outstanding balance of R$ 6,833 remaining. On January 21, 2022, the amount of R$ 2,470 was paid, remaining outstanding the amount of R$ 4,363.